Loans and Borrowings - Changes in the Carrying Value of Current and Non-current Loans and Borrowings (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Borrowings [Roll Forward]
Interest payments	$ (34,157,000)	$ (47,904,000)
Current portion	0	(113,921,000)
Term loan credit facilities
Borrowings [Roll Forward]
Beginning balance	113,921,000	139,900,000
Additions		64,394,000
Deferred financing fee	(1,425,000)	(1,937,000)
Gain (loss) on debt modification	396,000	(1,287,000)
Loss on debt settlement	2,195,000
Accretion	6,762,000	12,497,000
Interest payments	(4,345,000)	(6,516,000)
Principal repayments	(117,504,000)	(93,130,000)
Ending balance	0	113,921,000
Current portion		(113,921,000)
Long-term portion		0
Revolving credit facility
Borrowings [Roll Forward]
Beginning balance	0	0
Additions		22,000,000
Deferred financing fee	0	0
Gain (loss) on debt modification	0	0
Loss on debt settlement	0
Accretion	0	108,000
Interest payments	0	(108,000)
Principal repayments	0	(22,000,000)
Ending balance	$ 0	0
Current portion		0
Long-term portion		$ 0